GENERAL INFORMATION	12 Months Ended
Dec. 31, 2017
Disclosure of general information [Abstract]
GENERAL INFORMATION
NOTE 1 – GENERAL INFORMATION

a.	General

BioLineRx Ltd. (“BioLineRx”), headquartered in Modi’in, Israel, was incorporated and commenced operations in April 2003.

Since incorporation, BioLineRx and its subsidiaries (collectively, the “Company”) have been engaged in the development of therapeutics, from pre-clinical development to advanced clinical trials, for a wide range of medical needs.

In February 2007, BioLineRx listed its ordinary shares on the Tel Aviv Stock Exchange (“TASE”) and they have been traded on the TASE since that time. Since July 2011, BioLineRx’s American Depositary Shares (“ADSs”) have also been traded on the NASDAQ Capital Market.

In March 2017, the Company acquired Agalimmune Ltd. (“Agalimmune”), a privately-held company incorporated in the United Kingdom, with a focus on the field of immuno-oncology. See Note 19.

The Company has been engaged in drug development since its incorporation. Although the Company has generated significant revenues from a number of out-licensing transactions in the past, the Company cannot determine with reasonable certainty when and if it will have sustainable profits.

b.	Approval of consolidated financial statements

The consolidated financial statements of the Company for the year ended December 31, 2017 were approved by the Board of Directors on March 6, 2018, and signed on its behalf by the Chairman of the Board, the Chief Executive Officer and the Chief Financial Officer.